SHARE-BASED PAYMENTS TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SPECIFIC CATEGORIES OF OPTIONS

a) Details of specific categories of options are as follows:

Date of grant	Vesting period	Exercise period	Exercise Price	Exercise dates
September 30, 2019	Vested upon grant date	September 30, 2019 – September 29, 2029	HK$4.661 per share	Not yet exercised

August 18, 2020	Vested upon grant date	August 18, 2020 – August 17, 2030	HK$4.661 per share	Not yet exercised

SCHEDULE OF MOVEMENTS OF THE SCHEME

b) The following table discloses movements of the Scheme during the period:

Option grant date	Outstanding at January 1, 2026		Granted during period	Exercised during period	Forfeited during period	Expired during period	Outstanding at June 30, 2026
September 30, 2019		1,880,000	-	-	-	-		1,880,000
Exercisable at the end of the period		1,880,000						1,880,000

Weighted average exercise price	HK$	4.661	-	-	-	-	HK$	4.661

SCHEDULE OF MEASUREMENT OF FAIR VALUE SHARE OPTIONS GRANTED
Underlying stock price	HK$	0.235
Exercise price	HK$	4.661
Expected volatility		2.86
Expected life		10 years
Risk-free rate		1.20%
Expected dividend yield		-